Equity-method investees - Summary of Changes in Carrying Amount of Equity-method investees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	€ 40,089	€ 41,342
Acquisition of non-controlling interests	288
Share of profit for the year	3,561	1,455	€ 1,011
Share of other comprehensive income	2,328	(373)	111
Dividends received	(1,744)	(2,335)
Ending balance	44,522	40,089	41,342
Nars Miami LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	98	106
Share of profit for the year	152
Share of other comprehensive income	8	(8)
Dividends received	(254)
Ending balance	4	98	106
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Acquisition of non-controlling interests	18
Ending balance	18
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	39,991	41,236
Share of profit for the year	3,409	1,455
Share of other comprehensive income	2,320	(365)
Dividends received	(1,490)	(2,335)
Ending balance	44,230	€ 39,991	€ 41,236
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Acquisition of non-controlling interests	270
Ending balance	€ 270